Reverse Merger - Additional Information (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Reverse Merger [Line Items]
Ordinary shares issued	81,364,337	5,000,000
At Fair Value | Reverse Merger
Reverse Merger [Line Items]
Aggregate reverse merger in cash	$ 60,000,000
Fair value of issued equity amount	$ 525,000,000
Ordinary shares issued	51,622,419
Fair value of issued equity per share	$ 10.17